Document and Entity Information	Mar. 27, 2020
Document And Entity Information
Document Type	497
Document Period End Date	Aug. 31, 2019
Entity Registrant Name	First Western Funds Trust
Entity Central Index Key	0001546416
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 27, 2020
Document Effective Date	Mar. 27, 2020
Prospectus Date	Dec. 18, 2019